COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of contingent liabilities in respect of additional tax settlements

	December 31,
	2021	2020
Contingent liabilities for additional taxes other than income tax	860	1,043
Contingent liabilities for additional income taxes	1,132	892